Consolidated Statement Of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	€ 1,292,402	€ 1,014,733	€ 1,321,327
Other income	8,260	5,373	7,873
Cost of raw materials and consumables	(309,609)	(250,569)	(309,801)
Purchased, outsourced and other costs	(353,629)	(286,926)	(371,697)
Personnel costs	(367,762)	(282,659)	(331,944)
Depreciation, amortization and impairment of assets	(163,367)	(185,930)	(177,068)
Write downs and other provisions	(19,487)	(6,178)	(1,017)
Other operating costs	(180,836)	(30,399)	(49,034)
Operating (Loss)/Profit	(94,028)	(22,555)	88,639
Financial income	45,889	34,352	22,061
Financial expenses	(43,823)	(48,072)	(37,492)
Foreign exchange (losses)/gains	(7,791)	13,455	(2,441)
Result from investments accounted for using the equity method	2,794	(4,205)	(1,534)
Impairments of investments accounted for using the equity method	0	(4,532)	0
(Loss)/Profit before taxes	(96,959)	(31,557)	69,233
Income taxes	(30,702)	(14,983)	(43,794)
(Loss)/Profit for the year	(127,661)	(46,540)	25,439
Attributable to:
Shareholders of the Parent Company	(136,001)	(50,577)	21,749
Non-controlling interests	€ 8,340	€ 4,037	€ 3,690
Basic earnings per share in Euro	€ (0.67)	€ (0.25)	€ 0.11
Diluted earnings per share in Euro	€ (0.67)	€ (0.25)	€ 0.11